Rent Expenses	12 Months Ended
Mar. 31, 2011
Rent Expenses [Abstract]
Rent Expenses
16. Rent Expenses
Komatsu leases office space and equipment and employee housing under cancelable and non-cancelable lease agreements. Rent expenses under cancelable and non-cancelable operating leases amounted to ¥14,480 million ($174,458 thousand), ¥13,823 million and ¥14,625 million, respectively, for the years ended March 31, 2011, 2010 and 2009. At March 31, 2011, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
	Capital	Operating lease
Year ending March 31	leases	commitments	Total
2012	¥25,474	¥3,240	¥28,714
2013	14,557	2,129	16,686
2014	7,859	1,504	9,363
2015	1,189	1,000	2,189
2016	1,117	613	1,730
Thereafter	159	1,550	1,709

Total minimum lease payments	¥50,355	¥10,036	¥60,391

Less: amounts representing interest	(1,829)

Present value of net minimum capital lease payments	¥48,526